Note Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Detail) - Notes Payable - Popular, Inc. Holding Co. $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Line Items]
2019	$ 0
2020	0
2021	0
2022	0
2023	294,039
Later years	290,812
Total	$ 584,851